INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Intellectual property rights(1)	7,375	22,919	3,596
Purchased software	5,570	8,543	1,341
Less: accumulated amortization	(1,156)	(4,175)	(655)
Intangible assets, net	11,789	27,287	4,282
(1)	Intellectual property rights represent acquired titles or copyrights of assorted digital contents that can be used in developing and operating the Group’s online applications and other products.

The Group recorded amortization expense of RMB86, RMB1,454 and RMB3,019 (US$474) for the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2021, estimated amortization expense of the existing intangible assets for each of the next five years is RMB5,340 (US$ 838), RMB5,164 (US$810), RMB4,369 (US$686), RMB3,585 (US$563) and RMB2,957 (US$464), respectively.